OTHER TAX RECEIVABLE	12 Months Ended
Dec. 31, 2022
OTHER TAX RECEIVABLE
OTHER TAX RECEIVABLE
6.  OTHER TAX RECEIVABLE

Accounting policy

Tax assets are measured at cost and primarily consist of (i) tax effects that are recognized when the asset is sold to a third party or recovered through amortization over the remaining economic life of the asset; and (ii) tax receivables that are expected to be recovered as refunds from tax authorities or as a reduction for future tax liabilities.

	December 31, 2022	December 31, 2021
COFINS (i)	975,878	1,333,868
ICMS	845,450	873,203
ICMS CIAP	118,809	106,250
PIS (i)	350,867	299,610
Tax credits	31,774	42,932
Others	76,348	145,304
	2,399,126	2,801,167
Current	1,324,203	921,472
Non-current	1,074,923	1,879,695

(i)On May 13, 2021, the Federal Supreme Court ("STF") concluded the judgment of Extraordinary Appeal No. 574,706 and, under the system of general repercussion, established the thesis that the Tax on the Circulation of Goods and Services (Imposto sobre Circulação de Mercadorias e Serviços) ("ICMS") does not comprise the calculation basis of PIS and COFINS, since this amount does not constitute revenue or turnover for the Company, i.e, the taxpayers have the option to exclude the ICMS-related portion of the PIS and COFINS calculation bases from the invoice.

Since the Federal Income Office (Secretaria da Receita Federal) ("SRF") granted the request on March 30, 2022 regarding the credit claim of PIS and COFINS since July 2008, the subsidiary Comgás began using the credits for the monthly PIS and COFINS payments (R$470,943 of PIS and COFINS compensated in the year), as well as for the quarterly Income tax and social contribution payments.

Federal tax credits were used to pay the 2021 annual adjustment as well as the monthly payment of the Corporate Income Tax (Imposto de Renda Pessoa Jurídica) ("IRPJ"), the Social Contribution on Net Income (Contribuição Social sobre o Lucro Líquido) ("CSLL"), the Social Integration Program (Programa de Integração Social) ("PIS"), and the Contribution for the Financing of Social Security (Contribuição para o Financiamento da Seguridade Social) ("COFINS"), all totaling R$928,465 (R$262,843 for December 31, 2021, referring to the annual adjustment payment for 2020). Customer-assigned ICMS tax credits were also used totaling R$123,518 (R$86,555 as of December 31, 2021) for the reduction of gas invoices.